Share Option and Restricted Share Unit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activity in the Company's 2007 Plan

The following is a summary of activity in the Company’s 2007 Plan for the years ended December 31, 2012, 2011 and 2010:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2009	1,502,916	$15.01
Options granted during the period	151,687	$28.26
Options exercised during the period	(364,046)	$15.41
Options forfeited during the period	(32,475)	$14.49

Balances, December 31, 2010	1,258,082	$16.51
Options granted during the period	173,350	$28.54
Options exercised during the period	(358,884)	$15.29
Options forfeited during the period	(3,503)	$18.48

Balances, December 31, 2011	1,069,045	$18.86
Options granted during the period	201,658	$28.21
Options exercised during the period	(302,100)	$15.45
Options forfeited during the period	(2,675)	$22.63

Balances, December 31, 2012	965,928	$21.87

Options exercisable at December 31, 2012	317,340	$16.30

Options vested and expected to vest at December 31, 2012	957,084	$21.82

	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2009	1,346,506	$12.28
Share units granted during the period	152,687	$25.62
Share units vested during the period	(193,241)	$12.20
Share units forfeited during the period	(40,056)	$12.04

Balances, December 31, 2010	1,265,896	$13.90
Share units granted during the period	191,449	$25.45
Share units vested during the period	(274,172)	$13.23
Share units forfeited during the period	(4,561)	$14.73

Balances, December 31, 2011	1,178,612	$15.95
Share units granted during the period	213,295	$28.29
Share units vested during the period	(376,056)	$14.37
Share units forfeited during the period	(4,445)	$17.58

Balances, December 31, 2012	1,011,406	$19.13

Share units outstanding and expected to vest at December 31, 2012	1,000,827	$19.33

Summary of Information About Share Options Exercisable and Outstanding

The following table summarizes information about share options exercisable and outstanding at December 31, 2012:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices
$7.10	47,320	$7.10	106,090	$7.10
$16.50	201,104	16.50	201,104	16.50
$16.97	38,106	16.97	141,938	16.97
$28.05	—	—	191,658	28.05
$28.26	30,810	28.26	143,582	28.26
$28.54	—	—	171,556	28.54
$31.34	—	—	10,000	31.34

	317,340	$16.30	965,928	$21.87

Fair Value of Stock Option Granted Assumptions Used

The fair value of each share option granted under the 2007 Plan was estimated on the date of grant using the Black-Scholes option pricing model for the years ended December 31, 2012, 2011 and 2010 with the following assumptions:

	2012	2011	2010
Risk-free interest rates	0.7% - 1.1%	1.1%	2.0%
Expected terms (in years)	5.2 - 5.7	5.7	6.3
Expected common share price volatilities	62.5%-67.1%	68.0%	50.1%
Expected dividends	4.5% - 6.3%	4.9%	3.8%
Expected forfeitures	1.0%	5.0%	5.0%